FINANCIAL RISK MANAGEMENT	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

15. FINANCIAL RISK MANAGEMENT

The Company has exposure to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk and liquidity risk from its use of financial instruments.

This note presents information about the Company’s exposure to each of these risks, the Company’s objectives, policies and processes for measuring and managing risk, and the Company’s management of capital. Risk management is the responsibility of management and is carried out under the oversight of and policies approved by the Board of Directors. Material risks are monitored and are regularly discussed with the Audit Committee and the Board of Directors.

(a) Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates will affect the Company’s cash flows or value of its financial instruments.

15. FINANCIAL RISK MANAGEMENT (Continued)

(i)Currency risk

The Company is subject to currency risk on financial instruments that are denominated in currencies that are not the same as the functional currency of the entity that holds them. Exchange gains and losses would impact the statement of loss and comprehensive loss. The Company does not use any hedging instruments to reduce exposure to fluctuations in foreign currency rates.

The Company is exposed to currency risk through cash and cash equivalents, receivables and other, marketable securities and accounts payable and accrued liabilities held in the parent entity which are denominated in CAD.

The following table shows the impact on pre-tax loss of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD, as of December 31, 2022, with all other variables held constant:

	Impact of currency rate change on pre-tax loss
	10% increase	10% decrease
Cash and cash equivalents	$11,629	$(11,629)
Receivables and other	16,098	(16,098)
Marketable securities	1,647	(1,647)
Accounts payable and accrued liabilities	(5,234)	5,234

(ii) Interest rate risk

The Company is subject to interest rate risk with respect to its investments in cash and cash equivalents and short-term investments. The Company’s current policy is to invest cash at variable and fixed rates of interest with cash reserves to be maintained in cash and cash equivalents in order to maintain liquidity. Fluctuations in interest rates when cash and cash equivalents and short-term investments mature impact interest and finance income earned.

The impact on pre-tax loss of a 1% change in variable interest rates on financial assets and liabilities as of December 31, 2022, with all other variables held constant, would be nominal.

(b) Credit risk

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company’s credit risk is primarily attributable to its financial assets including cash and cash equivalents and short-term investments.

The carrying amount of financial assets represents the maximum credit exposure:

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	$630,623	$1,094,550
Short-term investments	11,649,079	—
	$12,279,702	$1,094,550

The Company mitigates its exposure to credit risk on financial assets through investing its cash and cash equivalents and short-term investments with high-credit quality financial institutions. Management believes there is a nominal expected credit loss associated with its financial assets.

(c) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk by monitoring actual and projected cash flows and matching the maturity profile of financial assets and liabilities.

15. FINANCIAL RISK MANAGEMENT (Continued)

The Company has issued surety bonds to support future decommissioning and restoration provisions.

Contractual undiscounted cash flow requirements for contractual obligations as at December 31, 2022 are as follows:

	Carrying	Contractual	Due within	Due within	Due within
	amount	cash flows	1 year	2 years	3 years
Accounts payable and accrued liabilities	$97,825	$97,825	$97,825	$—	$—
	$97,825	$97,825	$97,825	$—	$—

(d) Capital management

The Company’s objectives in managing capital are to safeguard the ability to continue as a going concern and provide financial capacity to meet its strategic objectives. Management monitors the amount of cash and cash equivalents and equity in the capital structure and adjusts the capital structure, as necessary, to continue as a going concern and to support the acquisition, exploration and development of its mineral projects.

The capital structure of the Company consists of equity attributable to common shareholders, comprising of issued share capital, other reserves, AOCI and deficit.

To maintain or adjust the capital structure, the Company may issue new shares, issue new debt, acquire or dispose of mineral projects to facilitate the management of its capital requirements.

The Company prepares annual expenditure budgets that are reviewed by the Board of Directors. Forecasts are regularly reviewed and updated for changes in circumstances so that appropriate capital allocation, investment and financing decisions are made for the Company.

(e) Fair value estimation

The Company’s financial assets and liabilities are initially measured and recognized according to a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs.

The three levels of fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3:	Inputs for the asset or liability that are not based on observable market data.

The Company’s financial instruments consisting of cash and cash equivalents, short-term investments and accounts payable and accrued liabilities approximate their fair value due to the short-term maturity of these financial instruments.

Marketable securities are fair valued at each reporting period using NGE’s share price on the TSX Venture Exchange and assumptions used in the Black-Scholes pricing model.

15. FINANCIAL RISK MANAGEMENT (Continued)

The following tables present the Company’s financial assets and liabilities by level within the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As at December 31, 2022	Carrying value		Fair value
	FVTPL	Amortized cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$630,623	$—	$—	$—
Short-term investments	—	11,649,079	—	—	—
Marketable securities	16,473	—	16,472	—	1
	$16,473	$12,279,702	$16,472	$—	$1

As at December 31, 2021	Carrying value		Fair value
	FVTPL	Amortized	Level 1	Level 2	Level 3
		cost
Financial assets
Cash and cash equivalents	$—	$1,094,550	$—	$—	$—
Marketable securities	196,847	—	193,572	—	3,275
	$196,847	$1,094,550	$193,572	$—	$3,275

9.FINANCIAL INSTRUMENT RISK

The Company’s financial instruments consist of cash, marketable securities, accounts payable and accrued liabilities. The fair values of these financial instruments approximate their carrying values, other than cash and marketable securities which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following summarizes fair value hierarchy under which the Company’s financial instruments are valued:

-	Level 1 – fair values based on unadjusted quoted prices in active markets for identical assets or liabilities;
-	Level 2 – fair values based on inputs that are observable for the asset or liability, either directly or indirectly; and
-	Level 3 – fair values based on inputs for the asset or liability that are not based on observable market data.

The following table sets forth the Company’s financial assets measured at fair value on a recurring basis:

	Fair Value Measurements Using
				Balance as at
	Level 1	Level 2	Level 3	December 31, 2021
	$	$	$	$
Assets
Cash	1,387,670	—	—	1,387,670
Marketable securities	245,410	—	4,152	249,562
Total assets measured at fair value	1,633,880	—	4,152	1,637,232

	Fair Value Measurements Using
				Balance as at
	Level 1	Level 2	Level 3	December 31, 2020
	$	$	$	$
Assets
Cash	2,421,796	—	—	2,421,796
Marketable securities	375,000	—	51,109	426,109
Total assets measured at fair value	2,796,796	—	51,109	2,847,905

The Company examines the various financial instrument risks to which it is exposed and assesses any impact and likelihood of those risks. The Company’s risk exposures and their corresponding impact on the Company’s consolidated financial instruments as at December 31, 2021 and December 31, 2020 are summarized below.

Credit Risk

The Company’s primary exposure to credit risk is the risk of cash, amounting to $1,387,670 at December 31, 2021 (2020: $2,421,796). As the Company’s policy is to limit cash holdings to instruments issued by major Canadian banks, the credit risk is considered by management to be negligible. As at December 31, 2021, the Company had a receivable balance of $11,430 (2020: $3,133), which primarily relates to GST receivable from the Federal Government of Canada.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to pay financial instrument liabilities as they come due. The Company’s only liquidity risk from financial instruments is its need to meet operating accounts payable requirements. The Company has maintained sufficient current asset balances to meet these needs at December 31, 2021.

	Carrying	Contractual	Within	Within	Within
	Amount	Cash Flows	1 year	2 years	3 years
	$	$	$	$	$

Accounts payable and accrued liabilities	77,048	77,048	77,048	—	—
Total as at December 31, 2021	77,408	77,048	77,048	—	—

Foreign Exchange Risk

Foreign exchange risk is the risk arising from changes in foreign currency fluctuations. The Company does not use any derivative instruments to reduce its exposure to fluctuations in foreign currency rates. The Company operates projects in the United States. As a result, a portion of the Company’s cash is denominated in US dollars and is therefore subject to fluctuation in exchange rates. As at December 31, 2021, a 10% change in the exchange rate between the Canadian and US dollar would increase (decrease) loss and comprehensive loss by $2,535 (2020: $66,935).